UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

JULY 31, 2006

                                                     Value
LSV Value Equity Fund                 Shares         (000)
-----------------------------------------------------------------
COMMON STOCK (98.8%)
AEROSPACE & DEFENSE (2.1%)
   Northrop Grumman                    496,400    $     32,857
   Raytheon                            424,700          19,141
                                                  ------------
                                                        51,998
                                                  ------------
AIRCRAFT (1.9%)
   Alaska Air Group*                   135,900           5,046
   ExpressJet Holdings*                191,600           1,310
   Honeywell International             527,800          20,426
   Lockheed Martin                     267,000          21,275
                                                  ------------
                                                        48,057
                                                  ------------
APPAREL/TEXTILES (1.0%)
   Jones Apparel Group                 534,900          15,833
   VF                                  122,900           8,335
                                                  ------------
                                                        24,168
                                                  ------------
AUTOMOTIVE (1.1%)
   Autoliv                             149,100           8,375
   Ford Motor                          462,300           3,084
   Goodyear Tire & Rubber*             743,000           8,173
   Navistar International*             354,000           7,915
                                                  ------------
                                                        27,547
                                                  ------------
AUTOPARTS (0.6%)
   ArvinMeritor                        878,500          14,460
                                                  ------------
BANKS (15.6%)
   AmSouth Bancorp                     394,300          11,301
   Astoria Financial                   209,000           6,218
   Bank of America                   1,476,200          76,068
   BB&T                                342,000          14,360
   Comerica                            491,800          28,795
   Huntington Bancshares               362,000           8,815
   JPMorgan Chase                    1,968,000          89,780
   Keycorp                             812,800          29,992
   National City                       814,900          29,336
   Popular                             326,577           5,875
   Regions Financial                   320,000          11,613
   UnionBanCal                          98,900           6,111
   US Bancorp                          610,900          19,549
   Wachovia                            448,700          24,064
   Washington Mutual                   621,900          27,799
                                                  ------------
                                                       389,676
                                                  ------------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.4%)
   CBS, Cl B*                          394,050          10,809
                                                  ------------
BUILDING & CONSTRUCTION (0.8%)
   KB Home                             145,500           6,187
   Masco                               399,000          10,665
   NVR*                                  7,900           3,910
                                                  ------------
                                                        20,762
                                                  ------------
CHEMICALS (2.2%)
   Eastman Chemical                    191,100           9,484
   EI Du Pont de Nemours               415,400          16,475
   FMC                                 109,200           6,737
   Lubrizol                            192,900           8,250
   OM Group*                            87,900           3,087
   PPG Industries                      189,600          11,668
                                                  ------------
                                                        55,701
                                                  ------------
COMMERCIAL SERVICES (1.3%)
   Cendant                             777,800          11,675
   Convergys*                          734,800          14,020


                                                       Value
                                      Shares           (000)
-----------------------------------------------------------------
   Sabre Holdings, Cl A                328,600    $      6,802
                                                  ------------
                                                        32,497
                                                  ------------
COMMUNICATIONS (0.6%)
   AT&T                                485,500          14,560
                                                  ------------
COMPUTERS & SERVICES (3.9%)
   Computer Sciences*                  163,500           8,566
   Hewlett-Packard                   1,234,200          39,383
   International Business Machines     369,800          28,626
   Reynolds & Reynolds, Cl A           243,900           8,632
   United Online                       344,600           3,760
   Western Digital*                    455,900           7,996
                                                  ------------
                                                        96,963
                                                  ------------
CONSUMER DISCRETIONARY (0.1%)
   Energizer Holdings*                  36,000           2,291
                                                  ------------
CONSUMER PRODUCTS (1.1%)
   Mattel                            1,460,900          26,355
                                                  ------------
DIVERSIFIED MANUFACTURING (0.7%)
   SPX                                 160,000           8,744
   Teleflex                            127,000           7,250
   Tredegar                            149,400           2,364
                                                  ------------
                                                        18,358
                                                  ------------
ELECTRICAL SERVICES (5.7%)
   Alliant Energy                      369,700          13,376
   American Electric Power             743,300          26,848
   FirstEnergy                         183,600          10,282
   OGE Energy                          240,800           9,114
   PG&E                                554,300          23,103
   Pinnacle West Capital               203,400           8,748
   Sempra Energy                        66,500           3,209
   TXU                                 378,100          24,285
   Xcel Energy                       1,160,100          23,249
                                                  ------------
                                                       142,214
                                                  ------------
FINANCIAL SERVICES (8.3%)
   AG Edwards                          153,200           8,267
   Bear Stearns                         78,700          11,165
   CIT Group                           460,200          21,128
   Citigroup                         1,854,100          89,572
   Countrywide Credit Industry         103,400           3,705
   Freddie Mac                         153,700           8,893
   Goldman Sachs Group                 236,100          36,064
   Lehman Brothers Holdings            150,800           9,794
   Morgan Stanley                      296,300          19,704
                                                  ------------
                                                       208,292
                                                  ------------
FOOD, BEVERAGE & TOBACCO (2.6%)
   Del Monte Foods                   1,226,231          12,851
   Molson Coors Brewing, Cl B           78,400           5,602
   Pepsi Bottling Group                374,600          12,455
   PepsiAmericas                       233,400           5,275
   Reynolds American                    89,800          11,385
   Supervalu                           395,600          10,725
   Tyson Foods, Cl A                   395,700           5,599
                                                  ------------
                                                        63,892
                                                  ------------
GAS/NATURAL GAS (0.2%)
   Nicor                               143,000           6,266
                                                  ------------
HOUSEHOLD PRODUCTS (0.3%)
   Valspar                             317,500           7,820
                                                  ------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.2%)
   Furniture Brands International      473,200           9,492

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

JULY 31, 2006

                                                     Value
LSV Value Equity Fund                 Shares         (000)
-----------------------------------------------------------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (CONTINUED)
   Leggett & Platt                     444,200    $     10,137
   Whirlpool                           148,051          11,428
                                                  ------------
                                                        31,057
                                                  ------------
INSURANCE (9.7%)
   Allstate                            262,100          14,893
   American Financial Group            166,300           7,003
   AmerUs Group                        120,300           8,071
   Chubb                               227,400          11,466
   Cigna                                50,400           4,599
   Cincinnati Financial                207,600           9,790
   Hartford Financial Services
    Group                              135,000          11,453
   Lincoln National                    195,031          11,054
   Loews                               214,800           7,961
   MBIA                                219,800          12,926
   Metlife                             201,400          10,473
   MGIC Investment                     448,200          25,507
   Nationwide Financial Services,
    Cl A                               227,500          10,256
   Old Republic International          355,300           7,557
   Principal Financial Group           248,300          13,408
   Prudential Financial                236,600          18,606
   Radian Group                        239,100          14,712
   Safeco                              360,000          19,339
   St Paul Travelers                   359,204          16,452
   Stancorp Financial Group            136,200           5,869
                                                  ------------
                                                       241,395
                                                  ------------
LEASING & RENTING (0.7%)
   Ryder System                        165,100           8,321
   United Rentals*                     285,000           7,957
                                                  ------------
                                                        16,278
                                                  ------------
MACHINERY (2.6%)
   AGCO*                               833,005          19,126
   Albany International, Cl A          148,200           5,325
   Black & Decker                      116,600           8,222
   Cummins                              74,600           8,728
   Deere                               198,970          14,439
   Johnson Controls                     77,400           5,941
   Stanley Works                        40,600           1,842
   Tecumseh Products, Cl A              32,900             584
                                                  ------------
                                                        64,207
                                                  ------------
MEDICAL PRODUCTS & SERVICES (0.5%)
   HCA                                 262,352          12,897
                                                  ------------
MULTIMEDIA (0.8%)
   Time Warner                       1,158,500          19,115
                                                  ------------
OFFICE EQUIPMENT (0.5%)
   IKON Office Solutions               916,900          12,662
                                                  ------------
PAPER & PAPER PRODUCTS (0.3%)
   MeadWestvaco                        307,600           8,035
                                                  ------------
PETROLEUM & FUEL PRODUCTS (12.4%)
   Anadarko Petroleum                  333,900          15,273
   Chevron                             970,900          63,866
   ConocoPhillips                      830,000          56,971
   Exxon Mobil                       1,511,700         102,402
   Marathon Oil                        441,700          40,036
   Occidental Petroleum                 88,100           9,493
   Sunoco                              183,300          12,747
   Tesoro                              111,500           8,340
                                                  ------------
                                                       309,128
                                                  ------------
PETROLEUM REFINING (1.3%)
   Devon Energy                        218,600          14,130


                                                     Value
                                      Shares         (000)
-----------------------------------------------------------------
   Hess                                327,900    $     17,346
                                                  ------------
                                                        31,476
                                                  ------------
PHARMACEUTICALS (6.0%)
   Alpharma                            218,300           4,929
   King Pharmaceuticals*               947,600          16,128
   Merck                             1,257,000          50,619
   Pfizer                            2,972,200          77,248
                                                  ------------
                                                       148,924
                                                  ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.2%)
   Eastman Kodak                       235,000           5,229
                                                  ------------
PRINTING & PUBLISHING (1.6%)
   American Greetings, Cl A            310,900           7,005
   Lexmark International, Cl A*        299,400          16,182
   Tribune                             525,200          15,604
                                                  ------------
                                                        38,791
                                                  ------------
RAILROADS (0.8%)
   CSX                                 342,700          20,795
                                                  ------------
RETAIL (2.2%)
   Barnes & Noble                      120,100           4,026
   BJ's Wholesale Club*                240,100           6,838
   Borders Group                       498,500           9,477
   Dillard's, Cl A                     291,500           8,754
   Jack in the Box*                    113,700           4,484
   JC Penney                           165,200          10,401
   Ltd Brands                          232,600           5,852
   Talbots                             247,700           5,110
                                                  ------------
                                                        54,942
                                                  ------------
SEMI-CONDUCTORS/INSTRUMENTS (1.9%)
   Freescale Semiconductor, Cl B*      343,624           9,800
   Intel                             1,112,700          20,029
   Sanmina-SCI*                      1,588,500           5,496
   Vishay Intertechnology*             874,800          12,273
                                                  ------------
                                                        47,598
                                                  ------------
SPECIALTY CHEMICALS (0.5%)
   Sherwin-Williams                    262,200          13,267
                                                  ------------
STEEL & STEEL WORKS (0.9%)
   Steel Dynamics                      192,400          11,163
   United States Steel                 195,300          12,318
                                                  ------------
                                                        23,481
                                                  ------------
TELEPHONES & TELECOMMUNICATIONS (3.4%)
   BellSouth                           730,500          28,614
   CenturyTel                          274,400          10,584
   Verizon Communications            1,354,800          45,819
                                                  ------------
                                                        85,017
                                                  ------------
TRUCKING (0.8%)
   Arkansas Best                       189,700           8,428
   Swift Transportation*               388,300          10,387
                                                  ------------
                                                        18,815
                                                  ------------
TOTAL COMMON STOCK
   (Cost $2,218,555)                                 2,465,795
                                                  ------------

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

JULY 31, 2006
                                    Shares/
                                  Face Amount        Value
LSV Value Equity Fund                (000)           (000)
-----------------------------------------------------------------
WARRANTS (0.0%)
   Washington Mutual(A)*
    (Cost $0)                         25,900      $          3
                                                  ------------
REPURCHASE AGREEMENT (0.9%)
  Morgan Stanley
    5.000%, dated 07/31/06 to
    be repurchased on 08/01/06
    repurchase price
    $23,507,583 (collateralized
    by U.S. Treasury Note, par
    value $19,639,338, 3.500%,
    01/15/11; with total market
    value $23,974,405)
    (Cost $23,504)                  $ 23,504            23,504
                                                  ------------
TOTAL INVESTMENTS (99.7%)
   (Cost $2,242,059)+                             $  2,489,302
                                                  ============

         Percentages are based on Net Assets of $2,495,562 (000).

*        Non-income producing security.

(A) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

Cl       Class

+ At July 31, 2006, the tax basis cost of the Fund's investments was $2,242,059 (000), and the unrealized appreciation and depreciation were $314,784 (000) and $(67,541) (000), respectively.

         For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.